Other liabilities (Tables)	12 Months Ended
Jun. 30, 2022
Other liabilities.
Schedule of other current liabilities

	As of June 30,
(in € thousands)	2021	2022
Personnel-related liabilities	10,115	6,940
Customer returns	9,631	16,628
Liabilities from sales tax	1,894	10,596
Liabilities against brand partners	2,434	13,208
Accrued expenses & other liabilities	26,150	27,516
	50,225	74,889